International Bancshares Corporation (Parent Company Only) Financial Information Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities:
Net income	$ 253,922	$ 167,319	$ 205,104
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for credit loss	7,955	45,379	18,843
Unrealized (gain) loss on equity securities with readily determinable fair values	123	(107)	(158)
Stock compensation expense	506	743	980
(Decrease) increase in other liabilities	(5,519)	(13,932)	32,157
Net cash provided by operating activities	291,681	305,133	311,565
Investing activities:
Net cash used in investing activities	(915,889)	(343,705)	(318,058)
Financing activities:
Redemption of long-term debt			(25,774)
Proceeds from stock transactions	2,414	542	1,923
Payments of cash dividends - common	(72,838)	(69,928)	(68,670)
Purchase of treasury stock	(716)	(48,878)	(17,845)
Net cash provided by (used in) financing activities	1,836,212	1,778,990	(53,484)
Increase (decrease) in cash and cash equivalents	1,212,004	1,740,418	(59,977)
Cash and cash equivalents at beginning of period	1,997,238	256,820	316,797
Cash and cash equivalents at end of period	3,209,242	1,997,238	256,820
Parent Company | Reportable Legal Entities
Operating activities:
Net income	253,922	167,319	205,104
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for credit loss		27
Unrealized (gain) loss on equity securities with readily determinable fair values	(51)	22	(16)
Stock compensation expense	506	743	980
(Decrease) increase in other liabilities	(8,084)	2,467	(58)
Equity in undistributed net income of subsidiaries	(168,603)	(41,641)	(84,234)
Net cash provided by operating activities	77,690	128,937	121,776
Investing activities:
Net decrease (increase) in notes receivable	1,549		(12,100)
(Decrease) increase in other assets and other investments	(11,787)	31,289	5,915
Net cash used in investing activities	(10,238)	31,289	(6,185)
Financing activities:
Redemption of long-term debt			(25,774)
Proceeds from stock transactions	2,414	542	1,923
Payments of cash dividends - common	(72,838)	(69,928)	(68,670)
Purchase of treasury stock	(716)	(48,878)	(17,845)
Net cash provided by (used in) financing activities	(71,140)	(118,264)	(110,366)
Increase (decrease) in cash and cash equivalents	(3,688)	41,962	5,225
Cash and cash equivalents at beginning of period	66,252	24,290	19,065
Cash and cash equivalents at end of period	$ 62,564	$ 66,252	$ 24,290